Stockholders’ Equity (Details) - USD ($)		3 Months Ended	12 Months Ended
	Dec. 02, 2024	Mar. 31, 2025	Dec. 31, 2024	Sep. 13, 2024	Dec. 31, 2023
Stockholders’ Equity [Line Items]
Common stock, shares authorized		500,000,000	500,000,000	551,000,000	551,000,000
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock shares		1,000,000	1,000,000	1,000,000	1,000,000
Preferred stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, voting rights		one	one
Shares of common stock		36,541,882	36,202,798		19,635,912
Consecutive business days	3 days
Received (in Dollars)		$ 604,426
Issuance of shares			2,000,000
Transaction costs (in Dollars)			$ 5,345,222
Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock, shares authorized				550,000,000
Common stock, par value (in Dollars per share)		$ 0.0001	$ 5
Issuance of shares		240,500
Common Stock [Member] | White Lion Capital, LLC [Member]
Stockholders’ Equity [Line Items]
Shares of common stock		27,498
Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Preferred stock shares				1,000,000
Preferred stock, par value (in Dollars per share)				$ 0.0001
ELOC Program [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Issuance of shares		240,500
Common Stock Purchase Agreement [Member]
Stockholders’ Equity [Line Items]
Shares of common stock	25,000,000
White Lion Capital, LLC [Member]
Stockholders’ Equity [Line Items]
Percentage of voting		4.99%	4.99%
Transaction costs (in Dollars)		$ 25,000
White Lion Capital, LLC [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Percentage of voting		19.99%	19.99%
Minimum [Member] | Common Stock Purchase Agreement [Member]
Stockholders’ Equity [Line Items]
Percentage of purchase price	96.50%
Maximum [Member] | Common Stock Purchase Agreement [Member]
Stockholders’ Equity [Line Items]
Percentage of purchase price	98.00%